Share-based Payments - Summary of Fair Value of Warrants Determined At Grant Date (Detail)						12 Months Ended
	Jun. 29, 2017	Nov. 05, 2015	May 05, 2014	May 06, 2013	Oct. 29, 2010	Dec. 31, 2017 EUR (€) Warrant	Dec. 31, 2016 Warrant	Dec. 31, 2015 Warrant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants granted	312,100	343,550	94,400	253,150	61,050	367,100	343,550
Number of warrants not fully vested as of 31 December 2017	308,434	253,065	60,697	7,000	766	674,962	571,444	319,330
Warrant issued 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued						100,000
Number of warrants granted						45,000
Number of warrants not fully vested as of 31 December 2017						35,000
Average exercise price						€ 24.39
Expected share value volatility						61.03%
Risk-free interest rate						(0.40%)
Average fair value						€ 12.25
Weighted average remaining contractual life						3 years 10 months 3 days
29 June 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued						520,000
Number of warrants granted						312,100
Number of warrants not fully vested as of 31 December 2017						308,434
Average exercise price						€ 31.53
Expected share value volatility						60.27%
Risk-free interest rate						(0.23%)
Average fair value						€ 15.67
Weighted average remaining contractual life						4 years 6 months
05 May 2010 (warrants B) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2017 | Warrant							5,000
05 May 2010 (warrants B) [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued						79,500
Number of warrants granted						61,050
Average exercise price						€ 35.36
Expected share value volatility						35.60%
Risk-free interest rate						3.21%
Average fair value						€ 9.00
Weighted average remaining contractual life						3 years 9 months 11 days
05 May 2010 (warrants C) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2017 | Warrant							799
05 May 2010 (warrants C) [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued						140,000
Number of warrants granted						120,000
Average exercise price						€ 4.52
Expected share value volatility						35.60%
Risk-free interest rate						2.30%
Average fair value						€ 2.22
Weighted average remaining contractual life						6 years 1 month 2 days
29 Oct 2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2017 | Warrant						766	1,632
29 Oct 2010 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued						266,241
Number of warrants granted						253,150
Average exercise price						€ 2.64
Expected share value volatility						39.55%
Risk-free interest rate						2.06%
Average fair value						€ 12.44
Weighted average remaining contractual life						6 years 4 months 6 days
05 May 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2017 | Warrant						60,697	62,864
05 May 2014 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued						100,000
Number of warrants granted						94,400
Number of warrants not fully vested as of 31 December 2017						29,799
Average exercise price						€ 35.79
Expected share value volatility						67.73%
Risk-free interest rate						1.09%
Average fair value						€ 26.16
Weighted average remaining contractual life						7 years 4 months 6 days
05 November 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2017 | Warrant						253,065	269,049
05 November 2015 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued						466,000
Number of warrants granted						343,550
Number of warrants not fully vested as of 31 December 2017						263,065
Average exercise price						€ 32.63
Expected share value volatility						60.53%
Risk-free interest rate						0.26%
Average fair value						€ 21.13
Weighted average remaining contractual life						8 years 7 months 13 days